Leasehold Improvements, Equipment and Other Fixed Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leasehold Improvements, Equipment and Other Fixed Assets [Abstract]
LEASEHOLD IMPROVEMENTS, EQUIPMENT AND OTHER FIXED ASSETS

7.	LEASEHOLD IMPROVEMENTS, EQUIPMENT AND OTHER FIXED ASSETS

	Leasehold improvements	Machinery and equipment	Office decoration and equipment	Vehicles	Assets under construction	Total

Cost
At 1 January 1 2019	$2,888,288	$6,467,812	$6,081,943	$17,614,629	$950,095	$34,002,767
Additions	151,023	7,421	38,885	-	593,829	791,158
Disposals	(1,579)	(165,255)	(36,278)	(1,052,498)	-	(1,255,610)
Transfers in(out)	268,170	15,978	186,446	58,542	(529,136)	-
Exchange differences	178,450	375,157	360,096	1,007,917	57,051	1,978,671
At 30 June 2019 (Unaudited)	3,484,352	6,701,113	6,631,092	17,628,590	1,071,839	35,516,986

Depreciation
At 1 January 2019	2,353,333	5,503,362	4,527,915	11,442,195	-	23,826,805
Depreciation charged for the period	77,126	310,990	195,032	717,966	-	1,301,114
Disposal	(841)	(164,978)	(36,183)	(1,051,697)	-	(1,253,699)
Exchange differences	139,405	325,271	268,497	661,809	-	1,394,982
As 30 June 2019	2,569,023	5,974,645	4,955,261	11,770,273	-	25,269,202

Net book value
At 30 June 2019 (Unaudited)	$915,329	$726,468	$1,675,831	$5,858,317	$1,071,839	$10,247,784

There was no impairment of fixed assets during the six months ended 30 June 2019 and 2018. No fixed assets were pledged as security for bank borrowing.

8.	LEASEHOLD IMPROVEMENTS, EQUIPMENT AND OTHER FIXED ASSETS

	Leasehold improvements	Machinery and equipment	Office decoration and equipment	Vehicles	Assets under construction	Total
Cost
At 1 January 1 2017	$2,586,222	$5,138,073	$4,084,144	$15,206,297	$38,371	$27,053,107
Additions	13,031	124,283	338,912	1,314,849	1,114,160	2,905,235
Disposals	(5,586)	(30,609)	(40,224)	(878,198)	-	(954,617)
Transfers in(out)	11,568	528,390	215,392	-	(755,350)
Exchange differences	243,590	502,919	400,395	1,442,791	15,258	2,604,953
At 31 December 2017	2,848,825	6,263,056	4,998,619	17,085,739	412,439	31,608,678
Additions	28,271	259,424	803,285	1,197,559	912,525	3,201,064
Disposals	-	(181,444)	(1,438)	(733,602)	-	(916,484)
Transfers in(out)	-	103,056	269,445	-	(372,501)	-
Exchange differences	11,192	23,720	12,032	64,933	(2,368)	109,509
At 31 December 2018	2,888,288	6,467,812	6,081,943	17,614,629	950,095	34,002,767

Depreciation
At 1 January 2017	1,875,404	3,975,682	3,527,561	9,621,204	-	18,999,851
Depreciation charged for the year	161,320	597,260	333,622	1,156,790	-	2,248,992
Disposal	(5,585)	(29,597)	(31,502)	(868,635)	-	(935,319)
Exchange differences	181,249	391,945	341,221	913,258	-	1,827,673
As 31 December 2017	2,212,388	4,935,290	4,170,902	10,822,617	-	22,141,197
Depreciation charged for the year	133,080	656,952	344,308	1,312,393	-	2,446,733
Disposal	-	(104,522)	(1,437)	(731,812)	-	(837,771)
Exchange differences	7,865	15,642	14,142	38,997	-	76,646
As 31 December 2018	2,353,333	5,503,362	4,527,915	11,442,195	-	23,826,805
Net book value
At 31 December 2018	534,955	964,450	1,554,028	6,172,434	950,095	10,175,962
At 31 December 2017	$636,437	$1,327,766	$827,717	$6,263,122	$412,439	$9,467,481

There was no impairment of fixed assets recorded for the years ended 31 December 2018 and 2017. No fixed assets were pledged as security for bank borrowing. Capital commitments under asset under constructions as of 31 December 2018 and 2017 amounted to $216,316 and Nil respectively.